SUBSEQUENT EVENTS (Details Narrative)							12 Months Ended
	Jan. 16, 2025 $ / shares shares	Oct. 25, 2024 USD ($) $ / shares	Oct. 22, 2024 USD ($) $ / shares shares	May 16, 2024 $ / shares shares	Feb. 22, 2024 USD ($) $ / shares shares	Oct. 02, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Nov. 28, 2024 CNY (¥)	Mar. 09, 2024 $ / shares shares	Mar. 08, 2024 shares	Dec. 11, 2019 $ / shares shares
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				2,445,415	20,000
Issuance of ordinary shares and warrants in a private placement, net | $					$ 99,020		$ 5,600,000	$ 2,027,574
Share Price | $ / shares				$ 2.29	$ 4.95
Common stock, par value | $ / shares							$ 0.001	$ 0.001			$ 0.001		$ 0.001
Stock issued during period value stock options exercised | $									$ 141
Preferred Stock, Shares Authorized							30,000,000	30,000,000			30,000,000	5,000,000
Common Stock, Shares Authorized							270,000,000	270,000,000			270,000,000		45,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues							2,445,415	275,000
Issuance of ordinary shares and warrants in a private placement, net | $							$ 2,445	$ 275
Stock issued during period value stock options exercised | $								$ 2	$ 1
Consultant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues						220,000
Issuance of ordinary shares and warrants in a private placement, net | $						$ 886,820
Share Price | $ / shares						$ 4.03
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 0.001
Common Stock, Voting Rights	such that, as a result of the repurchase of Class A Ordinary Shares from and issuance of Class B Ordinary Shares to Mr. Hu and Ms. Liu, Mr. Hu would control 97.15% of the total voting power of the Company and Ms. Liu would control 1.81% of the total voting power of the Company. As of the date of this report, the Class A and Class B Ordinary Shares are not effective pending on the approval from the Nasdaq Stock Exchange.
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Authorized	300,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 0.001
Common Stock, Shares Authorized	270,000,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 0.001
Preferred Stock, Shares Authorized	30,000,000
Common Stock, Shares Authorized	30,000,000
Subsequent Event [Member] | Xian Cell And Molecule [Member]
Subsequent Event [Line Items]
Business combination contingent consideration asset | ¥										¥ 1,500,000.00
Subsequent Event [Member] | Youpincui [Member]
Subsequent Event [Line Items]
Business combination contingent consideration asset | ¥										¥ 500,000.00
Subsequent Event [Member] | Xian Cell And Molecule [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage										100.00%
Subsequent Event [Member] | Youpincui [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage										100.00%
Subsequent Event [Member] | Director Service Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares		$ 0.001
Shares issued price per share | $ / shares		$ 0.01
Stock issued during period value stock options exercised | $		$ 12,000
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			200,000
Issuance of ordinary shares and warrants in a private placement, net | $			$ 296,000
Share Price | $ / shares			$ 1.48
Subsequent Event [Member] | Chief Executive Officer [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized	2,004,427
Subsequent Event [Member] | Mr Hu [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized	2,004,427
Shares issued	2,004,427
Subsequent Event [Member] | Director [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized	37,412
Subsequent Event [Member] | Ms Liu [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized	37,412
Shares issued	37,412